CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Cash	$ 498,039	$ 1,065,945	$ 962,540
Asset
Deposits	12,546	12,546	13,780
Current assets
Investment in Movychem JV	107,007	57,678	0
Prepaids	8,231	756
Total current assets	625,823	1,136,925	976,320
Property & equipment, net	6,641	4,409
Operating lease right-of-use asset	117,437	128,342
Operating lease right-of-use asset		128,342	169,209
Total assets	749,901	1,269,676	1,145,529
Accounts payable and accrued liabilities	69,697	56,836
Accrued liabilities, related party	$ 32,000	$ 22,000
Shares to be issued	75,200	75,200
Convertible notes payable, net of discount	$ 5,950,000	$ 3,936,185	158,196
Lease liability, current	50,647	48,963	42,643
Total current liabilities	6,177,544	4,139,184	299,063
Lease liability, long-term	79,020	92,197	141,160
Total liabilities	6,256,564	4,231,381	440,223
Common stock, $0.00001 par value; 5,000,000,000 shares authorized; 365,696,144 and 365,239,001 shares issued and outstanding at September 30, 2022 and June 30, 2022, respectively	3,657	3,652	2,928
Common stock to be issued	51,950	51,950	51,090
Additional paid in capital	18,624,349	16,351,791	4,138,191
Accumulated deficit	(21,381,601)	(16,571,505)	(3,270,235)
Total stockholder's deficit	(2,701,627)	(164,094)	921,992
Non-controlling interest	(2,805,036)	(2,797,611)	(216,686)
Total stockholders' deficit	(5,506,663)	(2,961,705)	705,306
Total liabilities and stockholders' deficit	749,901	1,269,676	1,145,529
Current liabilities
Accounts payable and accrued liabilities		56,836	73,224
Accrued liabilities, related party		22,000	25,000
Shares to be issued		75,200
Series A, Preferred Stock
Current assets
Total stockholders' deficit		8	8
Stockholders' deficit
Preferred stock, value	8	8
Series B, Preferred Stock
Current assets
Total stockholders' deficit		10	10
Stockholders' deficit
Preferred stock, value	$ 10	10
Series A Preferred Stock [Member]
Stockholders' deficit
Preferred stock, value		8	8
Series B, Preferred Stock
Stockholders' deficit
Preferred stock, value		$ 10	$ 10